Basis of presentation and significant accounting policies - Fair value Level 3 reconciliation (Details) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Basis of presentation and significant accounting policies
Transfer between Level 1 and Level 2	$ 0
Reconciliation for recurring fair value measurements categorized within Level 3
Balances at beginning of period	23,122
Transfers out of Level 3	(6,306)
Gain for the period included in earnings	(2,536)
Acquisitions	501
Settled in shares	(559)
Settled in cash	(6,126)
Balances at end of period	$ 8,096